PROPERTY AND EQUIPMENT - Movement in property and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	$ 6,879
Impairment	(13)	$ (43)
Property and equipment at end of period	6,717	6,879
Right-of-use assets at beginning of period	1,734	1,985
Additions	712	446
Disposals	(100)	(14)
Depreciation charge for the year	(409)	(416)
Reclassification as held for sale	(80)
Impairment	(2)	(5)
Transfers	(2)	(2)
Translation adjustment	(20)	(260)
Right-of-use assets at end of period	1,833	1,734
Property, plant and equipment and right-of-use assets at beginning of period	6,879	7,340
Additions	2,342	2,153
Disposals	(311)	(91)
Depreciation charge for the year	(1,545)	(1,576)
Reclassification as held for sale	(504)
Impairment	(13)	(43)
Transfers	5	0
Translation adjustment	(136)	(904)
Property, plant and equipment and right-of-use assets at end of period	6,717	6,879
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Right-of-use assets at end of period	2,864
Property, plant and equipment and right-of-use assets at end of period	16,452
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Right-of-use assets at end of period	(1,031)
Property, plant and equipment and right-of-use assets at end of period	(9,735)
Telecommunication equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	4,050	4,306
Additions	50	47
Disposals	(198)	(50)
Depreciation charge for the year	(990)	(1,009)
Reclassification as held for sale	(367)
Impairment		(28)
Transfers	1,428	1,282
Translation adjustment	(101)	(498)
Property and equipment at end of period	3,860	4,050
Write-downs (reversals of write-downs) of property, plant and equipment	12
Telecommunication equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at end of period	11,233
Telecommunication equipment | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at end of period	(7,373)
Land, buildings and constructions
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	159	216
Additions	3	2
Disposals	(1)	(5)
Depreciation charge for the year	(22)	(28)
Reclassification as held for sale	(6)
Impairment		(1)
Transfers	16	5
Translation adjustment	2	(30)
Property and equipment at end of period	151	159
Write-downs (reversals of write-downs) of property, plant and equipment	0
Land, buildings and constructions | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at end of period	374
Land, buildings and constructions | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at end of period	(223)
Office and other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	368	417
Additions	18	32
Disposals	(5)	(10)
Depreciation charge for the year	(124)	(123)
Reclassification as held for sale	(9)
Impairment		(2)
Transfers	182	111
Translation adjustment	(6)	(57)
Property and equipment at end of period	422	368
Write-downs (reversals of write-downs) of property, plant and equipment	2
Office and other equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at end of period	1,428
Office and other equipment | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at end of period	(1,006)
Equipment not installed and assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	568	416
Additions	1,559	1,626
Disposals	(7)	(12)
Depreciation charge for the year	0	0
Reclassification as held for sale	(42)
Impairment		(7)
Transfers	(1,619)	(1,396)
Translation adjustment	(11)	(59)
Property and equipment at end of period	451	$ 568
Write-downs (reversals of write-downs) of property, plant and equipment	(3)
Equipment not installed and assets under construction | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at end of period	553
Equipment not installed and assets under construction | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at end of period	$ (102)